Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. The Company recognizes lease expense of $17 million for the year ended December 31, 2019 for these leases on a straight-line basis over the lease term.
For the year ended December 31, 2019, the Company incurred operating lease expenses of $162 million.
At December 31, 2019, the Company has recorded approximately $450 million of a right-of-use asset and $449 million of lease liability included in Other Assets and Other Liabilities, respectively.
During the year ended December 31, 2019, leased assets obtained in exchange for operating lease obligations were $117 million. The operating cash outflow for amounts included in the measurement of operating lease obligations was $162 million.
At December 31, 2019, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.4%, respectively.
Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

Operating Leases	($ million)
2020	$126
2021	96
2022	70
2023	53
2024	38
2025 and thereafter	125
Total future minimum lease payments	$508
Less: Interest	(59)
Total	$449

Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2019, and 2018 is as follows:

	2019	2018
	(in millions)
Equipment on operating leases	$2,212	$2,139
Accumulated depreciation	(355)	(365)
Net equipment on operating leases	$1,857	$1,774

Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $250 million, $256 million and $305 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472

The following table sets out a maturity analysis of finance lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$74
2021	60
2022	45
2023	42
2024	14
2025 and thereafter	22
Total undiscounted lease payments	$257
Unearned Finance Income	(18)
Present Value of Future minimum lease payments	$239

Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. The Company recognizes lease expense of $17 million for the year ended December 31, 2019 for these leases on a straight-line basis over the lease term.
For the year ended December 31, 2019, the Company incurred operating lease expenses of $162 million.
At December 31, 2019, the Company has recorded approximately $450 million of a right-of-use asset and $449 million of lease liability included in Other Assets and Other Liabilities, respectively.
During the year ended December 31, 2019, leased assets obtained in exchange for operating lease obligations were $117 million. The operating cash outflow for amounts included in the measurement of operating lease obligations was $162 million.
At December 31, 2019, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.4%, respectively.
Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

Operating Leases	($ million)
2020	$126
2021	96
2022	70
2023	53
2024	38
2025 and thereafter	125
Total future minimum lease payments	$508
Less: Interest	(59)
Total	$449

Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2019, and 2018 is as follows:

	2019	2018
	(in millions)
Equipment on operating leases	$2,212	$2,139
Accumulated depreciation	(355)	(365)
Net equipment on operating leases	$1,857	$1,774

Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $250 million, $256 million and $305 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472

The following table sets out a maturity analysis of finance lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$74
2021	60
2022	45
2023	42
2024	14
2025 and thereafter	22
Total undiscounted lease payments	$257
Unearned Finance Income	(18)
Present Value of Future minimum lease payments	$239

Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. The Company recognizes lease expense of $17 million for the year ended December 31, 2019 for these leases on a straight-line basis over the lease term.
For the year ended December 31, 2019, the Company incurred operating lease expenses of $162 million.
At December 31, 2019, the Company has recorded approximately $450 million of a right-of-use asset and $449 million of lease liability included in Other Assets and Other Liabilities, respectively.
During the year ended December 31, 2019, leased assets obtained in exchange for operating lease obligations were $117 million. The operating cash outflow for amounts included in the measurement of operating lease obligations was $162 million.
At December 31, 2019, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.4%, respectively.
Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

Operating Leases	($ million)
2020	$126
2021	96
2022	70
2023	53
2024	38
2025 and thereafter	125
Total future minimum lease payments	$508
Less: Interest	(59)
Total	$449

Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2019, and 2018 is as follows:

	2019	2018
	(in millions)
Equipment on operating leases	$2,212	$2,139
Accumulated depreciation	(355)	(365)
Net equipment on operating leases	$1,857	$1,774

Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $250 million, $256 million and $305 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472

The following table sets out a maturity analysis of finance lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$74
2021	60
2022	45
2023	42
2024	14
2025 and thereafter	22
Total undiscounted lease payments	$257
Unearned Finance Income	(18)
Present Value of Future minimum lease payments	$239